SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Inactive PP-cards expiration period	2 years
Payment to performers based on amount of beans consumed (as a percent)	35.00%
Payment to performers under service contract, based on amount of beans consumed (as a percent)	40.00%
Business taxes
Business taxes for WVAS revenue (as a percent)	3.36%
Business taxes for games revenue (as a percent)	5.60%
Business taxes for advertising revenue (as a percent)	8.60%
Business taxes deducted in arriving net revenue	$ 5,685	$ 9,468	$ 7,251
Value added taxes
Number of regions to which pilot value-added tax reform program would be expanded, if conditions permit	8
VAT and related surcharges rate, minimum (as a percent)	6.72%
VAT and related surcharges rate, maximum (as a percent)	6.78%
Operating platforms and technology | Minimum
Intangible assets, net
Estimated average useful lives	3 years
Operating platforms and technology | Maximum
Intangible assets, net
Estimated average useful lives	8 years
Non-compete agreement | Average
Intangible assets, net
Estimated average useful lives	4 years
Game license | Minimum
Intangible assets, net
Estimated average useful lives	6 months
Game license | Maximum
Intangible assets, net
Estimated average useful lives	5 years
Login user | Minimum
Intangible assets, net
Estimated average useful lives	6 months
Login user | Maximum
Intangible assets, net
Estimated average useful lives	1 year
Technology, user generated content and relationship with broadcasters | Average
Intangible assets, net
Estimated average useful lives	6 years
Customer relationship | Average
Intangible assets, net
Estimated average useful lives	4 years
Registered user list | Average
Intangible assets, net
Estimated average useful lives	3 years
Video content copyright and web game cooperation agreement | Average
Intangible assets, net
Estimated average useful lives	2 years